UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Courage Capital Management, LLC
Address:   4400 Harding Road
           Nashville, TN  37205-2290

Form 13F File Number:         28-10362


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-298-7606

Signature, Place, and Date of Signing:

/s/ Richard C. Patton                  Nashville, TN             August 14, 2006
---------------------                  -------------             ---------------
     [Signature]                       [City, State]                 [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          108
                                         -----------
Form 13F Information Table Value Total:     $822,925
                                         -----------
                                         (thousands)
List of Other Included Managers:

FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4    COLUMN 5        COLUMN 6 COLUMN 7 COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ -------- -------- ----------------

                                                           VALUE    SHRS OR  SH/ PUT/  INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL  DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- -------- -------- ---- ------ ----
Adc Telecommunications Inc     COM              000886309     3372    200000 SH        DEF (1)             X      0    0
ANADARKO PETROLEUM CORP        COM              032511107     1235     25899 SH        DEF (1)             X      0    0
ANDREW CORP                    COM              34425108       532     60000 SH        DEF (1)             X      0    0
ARCH COAL INC                  COM              039380100    15113    356688 SH        DEF (1)             X      0    0
Arch Coal Inc January 08 Calls COM              039380100     6220    146800 SH  CALL  DEF (1)             X      0    0
@15
Arch Coal Inc January 08 Calls COM              039380100      830     19600 SH  CALL  DEF (1)             X      0    0
@30
Arch Coal Inc January 08 Calls COM              039380100     4161     98200 SH  CALL  DEF (1)             X      0    0
@47.5
Arch Coal Inc. January 08      COM              039380100     2491     58800 SH  CALL  DEF (1)             X      0    0
Calls @10
Arch Coal Inc.January 08 Calls COM              039380100     5406    127600 SH  CALL  DEF (1)             X      0    0
@12.5
ARVINMERITOR INC               COM              043353101      102      5936 SH        DEF (1)             X      0    0
ASPEN Technology INC           COM              045327103      107      8151 SH        DEF (1)             X      0    0
AVAYA INC                      COM              053499109     8836    773700 SH        DEF (1)             X      0    0
Bank of America Corp.          COM              060505104     9610    199800 SH        DEF (1)             X      0    0
BAUSCH & LOMB INC              COM              071707103    18581    378900 SH        DEF (1)             X      0    0
BROWN SHOE COMPANY INC         COM              115736100       99      2907 SH        DEF (1)             X      0    0
BUILD A BEAR WORKSHOP INC      COM              120076104       96      4481 SH        DEF (1)             X      0    0
BUILDING MATERIALS HOLDING     COM              120113105      100      3590 SH        DEF (1)             X      0    0
CA Inc. January 08 Calls @25   COM              141665109    10760    360000 SH  CALL  DEF (1)             X      0    0
Career Education Corp.         COM              141665109     2068     69200 SH        DEF (1)             X      0    0
CBRL GROUP INC                 COM              12489V106       92      2727 SH        DEF (1)             X      0    0
CEC Entertainment Inc          COM              125137109       98      3049 SH        DEF (1)             X      0    0
Cemex Sa -Spons Adr Part Cer   ADR              151290909     9229    162000 SH        DEF (1)             X      0    0
CINCINNATI BELL INC NEW        COM              171871106      100     24395 SH        DEF (1)             X      0    0
CKE RESTAURANTS INC            COM              12561E105       98      5930 SH        DEF (1)             X      0    0
Claire'S Stores Inc            COM              179584107    18508    725500 SH        DEF (1)             X      0    0
COGNOS INC                     COM              19244C109    16359    575000 SH        DEF (1)             X      0    0
CONSOL ENERGY INC              COM              20854P109    48275   1033282 SH        DEF (1)             X      0    0
Consol Energy January 07 Calls COM              20854P109    12353    264400 SH  CALL  DEF (1)             X      0    0
@15
Consol Energy January 07 Calls COM              20854P109     1280     27400 SH  CALL  DEF (1)             X      0    0
@20
Consol Energy January 07 Puts  COM              20854P109     4065     87000 SH  PUT   DEF (1)             X      0    0
@30
Consol Energy January 07 Puts  COM              20854P109     3981     85200 SH  PUT   DEF (1)             X      0    0
@32.5
Consol Energy January 07 Puts  COM              20854P109    33265    712000 SH  PUT   DEF (1)             X      0    0
@42.5
COPART INC                     COM              217204106    12560    511400 SH        DEF (1)             X      0    0
Corrections Corp Of America    COM NEW          22025Y407     9561    180600 SH        DEF (1)             X      0    0
DECKERS OUTDOOR CORP           COM              243537107      102      2656 SH        DEF (1)             X      0    0
DELUXE CORP                    COM              248019101       80      4587 SH        DEF (1)             X      0    0
EARTHLINK INC                  COM              270321102      103     11883 SH        DEF (1)             X      0    0
Elan Corp Plc -Spons Adr       COM              284131208    54760   3279048 SH        DEF (1)             X      0    0
Elan Pharmaceuticals January   COM              284131208     4088    244800 SH  CALL  DEF (1)             X      0    0
07 Calls @2.5
Elan Pharmaceuticals January   COM              284131208     4906    293800 SH  CALL  DEF (1)             X      0    0
07 Calls @5
Elan Pharmaceuticals January   COM              284131208     5812    348000 SH  PUT   DEF (1)             X      0    0
07 Puts @10
Elan Pharmaceuticals January   COM              284131208     1453     87000 SH  PUT   DEF (1)             X      0    0
07 Puts @7.5
Elan Pharmaceuticals October   COM              284131208      102      6100 SH  PUT   DEF (1)             X      0    0
06 Puts @10
Elan Pharmaceuticals July 06   COM              284131208    43921   2630000 SH  PUT   DEF (1)             X      0    0
Puts @10
Emc Corp/Mass                  COM              268648102     5074    462500 SH        DEF (1)             X      0    0
Entergy Corp                   COM NEW          29364G103    10613    150000 SH        DEF (1)             X      0    0
Entertainment Properties Tr    COM SH BEN INT   29380T105     2153     50000 SH        DEF (1)             X      0    0
EXXON MOBIL CORP               COM              30231G102    22375    364712 SH        DEF (1)             X      0    0
FRONTIER OIL CORP              COM              35914P105     1320     40749 SH        DEF (1)             X      0    0
Gannett Co                     COM              364730101     1092     19525 SH        DEF (1)             X      0    0
General Motors January 07      COM              370442105    11037    370500 SH  CALL  DEF (1)             X      0    0
Calls @30
General Motors January 07      COM              370442105    11037    370500 SH  CALL  DEF (1)             X      0    0
Calls @32.5
General Motors January 08      COM              370442105     2916     97900 SH  CALL  DEF (1)             X      0    0
Calls @50
General Motors January 08      COM              370442105     5836    195900 SH  CALL  DEF (1)             X      0    0
Calls @55
GENESCO INC                    COM              371532102       99      2934 SH        DEF (1)             X      0    0
GOLD KIST HLDGS INC            COM              380614107       99      7396 SH        DEF (1)             X      0    0
GREEN MOUNTAIN PWR CORP        COM              393154109      340     10000 SH        DEF (1)             X      0    0
HEALTH CARE PPTY INVS INC      COM              421915125     1838     74400 SH        DEF (1)             X      0    0
Health Mgmt Associates Inc-A   COM              421933102     5771    292800 SH        DEF (1)             X      0    0
HOT TOPIC INC                  COM              441339108      100      8696 SH        DEF (1)             X      0    0
HUGOTON ROYALTY TRUST          UNIT BEN INT     444717102       25       828 SH        DEF (1)             X      0    0
HUTCHINSON TECHNOLOGY INC      COM              448407106       99      4564 SH        DEF (1)             X      0    0
INGRAM MICRO INC-CL A          COM              457153104     5919    326500 SH        DEF (1)             X      0    0
KERR-MCGEE CORP                COM              492386107      707     10190 SH        DEF (1)             X      0    0
KOHLS CORP                     COM              500255104     1198     20267 SH        DEF (1)             X      0    0
Krispy Kreme Inc.              COM              501014104    35945   4415879 SH        DEF (1)             X      0    0
LABOR READY INC                COM              505401208      101      4470 SH        DEF (1)             X      0    0
Lear Corporation January 07    COM              521865105    18434    830000 SH  CALL  DEF (1)             X      0    0
Calls @30
MARATHON OIL CORP              COM              565849106     1189     14277 SH        DEF (1)             X      0    0
Massey Energy Co               COM              576206106     8042    223389 SH        DEF (1)             X      0    0
Mcdata Corporation -Cl B       COM              580031901     1173    318800 SH        DEF (1)             X      0    0
Mcdata Corporation-A           COM              580031102     8526   2089748 SH        DEF (1)             X      0    0
Mcdonald'S Corp                COM              580135101    16276    484400 SH        DEF (1)             X      0    0
MCGRAW HILL INC                COM              580645109     1196     23810 SH        DEF (1)             X      0    0
Microsoft Corp                 COM              594918104    17767    762543 SH        DEF (1)             X      0    0
MOLINA HEALTHCARE INC          COM              60855R100      101      2659 SH        DEF (1)             X      0    0
NRG ENERGY INC                 COM NEW          629377508    67227   1395320 SH        DEF (1)             X      0    0
NRG Energy Inc January 08      COM NEW          629377508     7078    146900 SH  CALL  DEF (1)             X      0    0
Calls @25
NRG Energy Inc.January 07      COM NEW          629377508    10614    220300 SH  CALL  DEF (1)             X      0    0
Calls @30
OMNICARE INC                   COM              681904108    14226    300000 SH        DEF (1)             X      0    0
PATTERSON ENERGY INC           COM              703481101     1227     43348 SH        DEF (1)             X      0    0
PF CHANGS CHINA BISTRO INC     COM              69333Y108       99      2597 SH        DEF (1)             X      0    0
PHELPS DODGE CORP              COM              717265102     1225     14912 SH        DEF (1)             X      0    0
PHOTRONIC INC                  COM              719405102       98      6611 SH        DEF (1)             X      0    0
PW EAGLE INC                   COM              69366Y108      100      3303 SH        DEF (1)             X      0    0
Reliant Energy January 07      COM              75952B105     7188    600000 SH  CALL  DEF (1)             X      0    0
Calls @15
SANMINA-SCI CORP               COM              800907107     9810   2132500 SH        DEF (1)             X      0    0
SCHOLASTIC CORP                COM              807066105       98      3779 SH        DEF (1)             X      0    0
Sherwin-Williams Co/The        COM              824348106    18541    390500 SH        DEF (1)             X      0    0
SIX FLAGS INC                  COM              83001P109     3482    619496 SH        DEF (1)             X      0    0
Six Flags Inc January 07 Calls COM              8300107AU      562    100000 SH  CALL  DEF (1)             X      0    0
@7.5
SOUTHERN PERU COPPER CORP      COM              84265V105     1226     13760 SH        DEF (1)             X      0    0
ST JUDE MEDICAL INC            COM              790849103     6484    200000 SH        DEF (1)             X      0    0
STREETTRACKS GOLD TRUST        ETF              86330E905      612     10000 SH        DEF (1)             X      0    0
TALBOTS INC                    COM              874161102     3326    180265 SH        DEF (1)             X      0    0
TARGET CORP                    COM              87612E106    14661    300000 SH        DEF (1)             X      0    0
TEMPUR PEDIC INTERNATIONAL INC COM              88023U101       97      7167 SH        DEF (1)             X      0    0
TIME WARNER INC                COM              887317105     8084    467300 SH        DEF (1)             X      0    0
TRONOX INC                     COM              897051207       17      1272 SH        DEF (1)             X      0    0
TXU CORP                       COM              873168108     1205     20161 SH        DEF (1)             X      0    0
Tyco International Ltd         COM              902124106    37912   1378600 SH        DEF (1)             X      0    0
UNITED ONLINE INC              COM              911268100      101      8380 SH        DEF (1)             X      0    0
VALASSIS COMMUNICATIONS INC    COM              918866104       96      4085 SH        DEF (1)             X      0    0
WAL-MART STORES INC            COM              931142103    33276    690809 SH        DEF (1)             X      0    0
Wal-Mart Stores Inc. January   COM              931142103      684     14200 SH  PUT   DEF (1)             X      0    0
07 Puts @47.5
WILLIAMS SCOTSMAN INTL INC     COM              96950G102      101      4633 SH        DEF (1)             X      0    0
WMS INDUSTRIES INC             COM              929297109      102      3713 SH        DEF (1)             X      0    0
YANKEE CANDLE INC              COM              984757104       98      3938 SH        DEF (1)             X      0    0

(1) Courage Investments, Inc. is the general partner of private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manger agreements.